Income Tax / Deferred Tax - Deferred Income Tax Assets (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Balance, period start	$ 691
Balance, period end	82	$ 691
Future deductible differences [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, period start	691	785	$ 931
Increase Decrease Through Variance Of Nondeductible Unpaid Intercompany Balances Deferred Tax Liability Asset	(466)	488	(425)
Increase Decrease Through Nondeductible Impact Of Assets Impairment Charges Deferred Tax Liability Asset	(642)		642
Increase Decrease Through Net Utilization Of Tax Loss Carryforward Deferred Tax Liability Asset			0
Increase Decrease Through Changes In Income Tax Rate Deferred Tax Liability Asset	80		0
Other Adjustments Of Deferred Tax Liability Asset	419	(582)	(363)
Balance, period end	82	691	785
Tax loss carry-forward [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, period start	0	0	387
Increase Decrease Through Variance Of Nondeductible Unpaid Intercompany Balances Deferred Tax Liability Asset	0	0	0
Increase Decrease Through Nondeductible Impact Of Assets Impairment Charges Deferred Tax Liability Asset	0		0
Increase Decrease Through Net Utilization Of Tax Loss Carryforward Deferred Tax Liability Asset			(490)
Increase Decrease Through Changes In Income Tax Rate Deferred Tax Liability Asset	0		103
Other Adjustments Of Deferred Tax Liability Asset	0	0	0
Balance, period end	0	0	0
Total Deferred Income Tax Assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, period start	691	785	1,318
Increase Decrease Through Variance Of Nondeductible Unpaid Intercompany Balances Deferred Tax Liability Asset	(466)	488	(425)
Increase Decrease Through Nondeductible Impact Of Assets Impairment Charges Deferred Tax Liability Asset	(642)		642
Increase Decrease Through Net Utilization Of Tax Loss Carryforward Deferred Tax Liability Asset			(490)
Increase Decrease Through Changes In Income Tax Rate Deferred Tax Liability Asset	80		103
Other Adjustments Of Deferred Tax Liability Asset	419	(582)	(363)
Balance, period end	$ 82	$ 691	$ 785